Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments in the Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Financial Instruments non-current assets	$ 0	$ 3,494
Financial Instruments current liabilities	0	(8,931)
Financial Instruments-non current liabilities	0	(2,743)
Derivatives not designated as Hedging Instruments
Derivative [Line Items]
Total derivatives	0	(8,180)
Interest rate swaps | Derivatives not designated as Hedging Instruments
Derivative [Line Items]
Financial Instruments non-current assets	0	3,494
Financial Instruments current liabilities	0	(8,931)
Financial Instruments-non current liabilities	$ 0	$ (2,743)